DETAILS OF CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of details of current liabilities [Abstract]
Schedule of Trade Payables
	December 31,
	2019	2018	2019
	NIS	NIS	US Dollars

Open accounts	24,396	14,661	7,059
Checks payables	254	1,578	74
	24,650	16,239	7,133

Schedule of Other Payables and Accrued Expenses
	December 31,
	2 0 1 9	2 0 1 8	2 0 1 9
	NIS	NIS	US Dollars

Customer advances	1,576	1,267	457
Accrued expenses	7,335	4,226	2,122
Other payables	284	389	82
	9,195	5,882	2,661